AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 88.3%
9,028,686	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01%[1]	$9,028,686

Principal
Amount
$7,800,257	UMB Money Market Fiduciary, 0.01%[1]	7,800,257
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,828,943)	16,828,943
	TOTAL INVESTMENTS — 88.3%
	(Cost $16,828,943)	16,828,943
	Other Assets in Excess of Liabilities — 11.7%	2,228,633
	TOTAL NET ASSETS — 100.0%	$19,057,576

[1]	The rate is the annualized seven-day yield at period end.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

FUTURES CONTRACTS

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Long Contracts	Date	Contracts	Value	June 30, 2021	(Depreciation)
Commodity Futures
CBOT Corn[1]	September 2021	17	$481,313	$509,363	$28,050
CBOT Soybean Oil[1]	August 2021	5	176,142	190,260	14,118
CBOT Wheat[1]	September 2021	10	334,375	339,750	5,375
CME Lean Hogs[1]	July 2021	7	343,850	300,930	(42,920)
CME Live Cattle[1]	August 2021	5	240,850	245,450	4,600
CMX Copper[1]	September 2021	6	628,650	643,350	14,700
CMX Silver[1]	September 2021	2	260,550	261,940	1,390
ICE Canola[1]	November 2021	30	431,136	476,218	45,082
LME Lead[1]	September 2021	7	382,112	397,425	15,313
LME Primary Aluminum[1]	September 2021	8	485,100	504,900	19,800
LME Primary Nickel[1]	July 2021	2	217,188	218,568	1,380
LME Zinc[1]	September 2021	5	376,313	372,125	(4,188)
NYBOT Coffee 'C'[1]	September 2021	10	603,000	599,064	(3,936)
NYBOT Cotton #2[1]	December 2021	8	338,495	339,600	1,105
NYBOT Sugar #11[1]	October 2021	31	587,810	621,141	33,331
NYMEX NY Harbor ULSD[1]	August 2021	9	803,174	804,497	1,323
NYMEX Palladium[1]	September 2021	1	286,450	277,920	(8,530)
NYMEX Platinum[1]	October 2021	4	212,120	214,580	2,460
NYMEX RBOB Gasoline[1]	August 2021	6	555,862	564,934	9,072
NYMEX WTI Crude Oil[1]	August 2021	7	492,030	514,290	22,260
Currency Futures
Brazil Real	August 2021	30	606,150	600,300	(5,850)
Canadian Dollar	September 2021	25	2,070,450	2,015,500	(54,950)
CME Australian Dollar	September 2021	19	1,470,980	1,424,620	(46,360)
CME British Pound	September 2021	22	1,943,081	1,898,187	(44,894)
CME Euro	September 2021	13	1,984,450	1,928,062	(56,388)
CME Mexican Peso	September 2021	9	226,575	223,650	(2,925)
Indian Rupee	July 2021	36	2,413,260	2,413,080	(180)
New Zealand Dollar	September 2021	20	1,434,800	1,396,600	(38,200)
Russian Ruble	September 2021	26	894,400	877,825	(16,575)
Index Futures
CAC 40 10 Euro	July 2021	9	592,740	584,096	(8,644)
CME E-mini S&P 500	September 2021	3	634,320	643,290	8,970
CME NASDAQ 100 E-Mini	September 2021	2	558,058	581,960	23,902
EUX DAX Index	September 2021	1	391,662	387,557	(4,105)
FTSE China A50	July 2021	17	290,428	294,100	3,672
ICF FTSE 100 Index	September 2021	3	211,590	208,581	(3,009)
MSCI Emerging Markets	September 2021	9	615,690	614,160	(1,530)
SGX Nikkei 225	September 2021	7	101,388,000	101,380,817	(7,183)
Total Long Contracts			125,963,154	125,868,690	(94,464)

Short Contracts
Currency Futures
CME Japanese Yen	September 2021	(15)	(1,712,532)	(1,688,812)	23,720
Swedish Krona	September 2021	(12)	(9,901,455)	(9,944,570)	(43,115)
Interest Rate Futures
CBOT 5-Year U.S. Treasury Note	September 2021	(26)	(3,215,469)	(3,209,172)	6,297
CBOT 10-Year U.S. Treasury Note	September 2021	(47)	(6,191,148)	(6,227,500)	(36,352)
CBOT U.S. Long Bond	September 2021	(16)	(2,493,500)	(2,572,000)	(78,500)
CBOT Ultra Long-Term U.S. Treasury Bond	September 2021	(8)	(1,469,000)	(1,541,500)	(72,500)
EUX Euro-Bund	September 2021	(23)	(3,947,950)	(3,974,130)	(26,180)
EUX Euro-Buxl 30-Year Bond	September 2021	(6)	(1,200,360)	(1,222,983)	(22,623)
ICF Long Gilt	September 2021	(29)	(3,676,040)	(3,729,796)	(53,756)
Total Short Contracts			(33,807,454)	(34,110,463)	(303,009)
TOTAL FUTURES CONTRACTS			$92,155,700	$91,758,227	$(397,473)

[1]	This investment is a holding of AXS Chesapeake Strategy Fund Limited.